CONVERTIBLE NOTES (Details)			12 Months Ended
	Aug. 26, 2021 USD ($) D $ / shares	Sep. 28, 2020 USD ($) D $ / shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2010
CONVERTIBLE NOTES
Exercisable period					1 year
Number of shares issued upon conversion of convertible debentures | shares				1,394,253
Principal outstanding			$ 3,947,080	$ 4,123,900
Equity component, net			$ 678,782	$ 4,460,445
Convertible Notes Payable
CONVERTIBLE NOTES
Convertible debentures, principal amount	$ 12,700,000	$ 1,400,000
Interest	5.00%	5.00%
Exercisable period	1 year	1 year
Exercise price as a percentage of average closing price	80.00%	70.00%
Convertible debentures, trading days | D	7	7
Number of shares issued upon conversion of convertible debentures | shares			3,047,486
Convertible Notes Payable | Minimum
CONVERTIBLE NOTES
Convertible debentures, floor price per share | $ / shares	$ 2.5	$ 0.62